Income Taxes - Schedule of income tax provision (Detail) - Holicity Inc.	7 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current	$ 0
Deferred	(137,577)
State
Current	0
Deferred	0
Change in valuation allowance	137,577
Income tax provision	$ 0